Document and Entity Information	0 Months Ended
Sep. 16, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 16, 2013
Registrant Name	MFS SERIES TRUST VII
Central Index Key	0000318874
Amendment Flag	false
Document Creation Date	Sep. 16, 2013
Document Effective Date	Sep. 16, 2013
Prospectus Date	Nov. 28, 2012
MFS Latin American Equity Fund | B
Risk/Return:
Trading Symbol	MLEBX
MFS Latin American Equity Fund | C
Risk/Return:
Trading Symbol	MLECX
MFS Latin American Equity Fund | I
Risk/Return:
Trading Symbol	MLEIX
MFS Latin American Equity Fund | A
Risk/Return:
Trading Symbol	MLEAX